SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 007 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	007
Entity tax identification number	22-0790350
Plan’s interest in the Bristol-Myers Squibb Company Savings Plan Master Trust	$ 70,609	$ 66,663
Participant loans, with varying maturity dates through $2035, and interest rates ranging from 4.25% to 9.50%	505	$ 415
Total Current Value	$ 71,114
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%